SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The table below summarizes the PBNQSO activity:

	Number of Options	Weighted-Average Exercise/Conversion Price	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at November 9, 2021	—	$—
Granted	8,763,754	$10.04
Exercised	—	$—
Forfeited	—	$—

Outstanding at December 31, 2021	8,763,754	$10.04	5.9	$34,086

Options vested and exercisable	—	$—

Summary of Stock Option Valuation Assumptions
The weighted-average assumptions used to fair value the PBNQSO on the grant date using the Black-Scholes option-pricing model were as follows:

2021
Dividend yield	—%
Risk-free interest rate	1.19% to 1.37%
Expected volatility	42.74% to 51.05%
Expected life (years)	5.50 to 6.50
Weighted average exercise price of options granted	$10.04
Weighted average fair value of options granted	$6.15

Summary of Award Valuation Assumptions	The key inputs into the Monte Carlo simulation model for the Variable Annual Advisory Amounts were as follows at initial measurement and at December 31, 2021, which was determined to be the date of first payment:

	November 9, 2021	December 31, 2021
Dividend yield	—%	—%
Risk-free interest rate	1.47%	1.52%
Expected volatility	35.00%	37.50%
Expected life (years)	10.15	10.00
10-day volume weighted average stock price	$12.00	$13.63